Exhibit 99.1

Experity Ventures LLC

TVEST 2021A, LLC

TVEST Securitization, Series 2021-A

Consultant Report

July 15, 2021

For information related to this report, contact:

CBIZ MHM, LLC
401 Plymouth Road, Suite 200
Plymouth Meeting, PA 19462

M. Michael Aquino	Kristin D. Stanton
Lead Managing Director	Senior Manager
(610)862-2737	(610)862-2205
maquino@cbiz.com	kstanton@cbiz.com

This Report is for CLIENT’s Internal Use Only and Should Not Be Relied
Upon By Any Third Party.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

Consultant Engagement

Client and Seller Name:	Experity Ventures LLC Spring Mill 1100 E. Hector Street, Suite 210 Conshohocken, PA 19428

Company and Issuer Address:	TVEST 2021A, LLC Spring Mill 1100 E. Hector Street, Suite 210 Conshohocken, PA 19428

Client and Company Principal Contact:	Michael Shaw

Client and Company Phone Number:	267-332-8628

Consultants:	Kristin D. Stanton Matthew Walko

Report Date:	July 15, 2021

Engagement Dates:	June 28 – July 15, 2021

Client and Company Contact:      Michael Shaw – Chief Financial Officer

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

July 15, 2021

PRIVATE & CONFIDENTIAL

Mr. Michael Shaw - Chief Financial Officer

Experity Ventures LLC

1100 E. Hector Street, Suite 210

Conshohocken, PA  19428

Dear Mr. Shaw:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Experity Ventures LLC (“Experity”, “Seller”, ”Servicer”, “you” or the “Client”) and TVEST 2021A, LLC (“Issuer” or “Company”) in connection with the Preliminary Private Placement Memorandum of TVEST Securitization, Series 2021-A (“PPM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated June 25, 2021.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

The Report contains a description of the following:

(i)	the type of assets;

(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

(iv)	the scope and manner of the Services performed.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;

(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultants”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated June 25, 2021 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated June 25, 2021 with no third-party beneficiaries being created thereby and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Michael Shaw	Chief Financial Officer	3 years
Tom Paul	Senior Accountant	2.5 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

•	Client, Experity. Servicer or Seller	Experity Ventures LLC
•	Issuer or Company	TVEST 2021A, LLC
•	M	$000s
•	MM	$000,000s
•	PPM	Preliminary Private Placement Memorandum, date TBD
•	Final PPM	Final Private Placement Memorandum, date TBD
•	Transaction	TVEST Securitization, Series 2021-A
•	ProMed	ProMed Capital Venture, LLC
•	Thrivest	Thrivest Legal Funding, LLC

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

TABLE OF CONTENTS

SCOPE OF SERVICES	13
A. RESULTS OF TESTING	17

EXHIBITS

A.1	DATA INTEGRITY TEST FOR MEDICAL RECEIVABLE ASSETS

A.1.1	DATA INTEGRITY TEST FOR LITIGATION RECEIVABLE ASSETS

A.2	RECALCULATION OF SCOPE OF SERVICES STEPS 3 & 4

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER
DATED June 25, 2021 BY AND BETWEEN
CBIZ MHM, LLC (“CBIZ”)
AND EXPERITY VENTURES LLC (“EXPERITY”, “SELLER”, “SERVICER”, “YOU”, OR THE
“CLIENT”) AND TVEST 2021A, LLC (“ISSUER” OR “COMPANY”)

Relevant Entities:

Experity Ventures LLC (“Experity”, “Seller”, “Servicer”, “you” or the “Client”) and TVEST 2021A, LLC (“Issuer” or “Company”)

Thrivest Legal Funding, LLC (“Thrivest”)

ProMed Capital Venture, LLC (“ProMed”)

Time Periods to be tested:

Data Tape as of May 31, 2021

Location:

Testing to be performed remotely in CBIZ’s office

Additional Request:

Document all discussions with and inquiries of management.

Note: Samples are selected as noted in the Statement of Work.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Client and Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Note that the names of Obligors should remain anonymous in documenting test results.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

SCOPE OF SERVICES

CBIZ to perform the following procedures to verify the completeness and accuracy of the litigation funding and medical lien assets (“Receivables Pool”) included in the data tape utilized for the Preliminary Private Placement Memorandum of TVEST Securitization, Series 2021-A (“PPM”), which date still needs to be determined (“Transaction”) (“Data Tape”) as of the effective date of May 31, 2021 (“Effective Date”).

CBIZ will judgmentally sample the following ProMed and Thrivest assets in the Date Tape (“Sample Group”):

a.	15 litigation receivable assets with an advance amount in excess of $2,000;

b.	15 litigation receivable assets with an advance amount of $2,000 or lower;

c.	5 medical receivable assets with an advance amount in excess of $2,000; and

d.	5 medical receivable assets with an advance amount of $2,000 or lower.

CBIZ will perform the following procedures:

A.	From the May 31, 2021 Data Tape provided by the Client, judgmentally select the Sample Group and perform the below data integrity test (the “Data Integrity Review”). For items marked below as “confirm”, note whether the item is noted as part of the underlying source documentation. For items marked as “compare”, agree the item on the Data Tape to the Servicer’s underlying operating system. For items marked as “recalculate”, recalculate the noted item listed below for accuracy:

1.	Perform the following to verify the existence of the Receivable asset:

I.	For ProMed medical receivable assets:

a.	Confirm the claimant/attorney/medical gross advance amount (net of any partial payments, if any) per Funding Worksheet (if available; if funding package is not available agree using alternative methods – such as reviewing purchase contract or similar legal document) to the principal amount per the Data Tape.

b.	Compare the claimant/attorney/medical funded date reported in the Data Tape to the Factor Fox Servicing System for ProMed (“FFS”).

c.	Confirm amount of gross advance amount reported in the Data Tape to the Funding Worksheet and proof of payment (e.g. check copy, wire confirmation or bank statements).

II.	For Thrivest medical receivable and litigation receivable assets:

a.	Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape.

b.	Compare the claimant/medical funded date reported in the Data Tape to the accounting system for Thrivest.

c.	Compare advance type per the Data Tape to Thrivest’s Experity Servicing System (“ESS”) or accounting records.

d.	Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system).

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

I.	For ProMed assets:

a.	Compare the advance date reported in the Data Tape to the Servicer records by inspecting the trial balance report from FFS and determine that the date of funding agrees to the funded date for that ID in the FFS report.

b.	Recalculate months since advance date for each selection in the Sample Group pertaining to the ProMed assets and agree to the Data Tape information.

c.	Confirm or Compare the Raw Claim Type as shown in the Data Tape to the Funding Worksheet or information in FFS.

II.	For Thrivest assets:

a.	Compare the advance date reported in the Data Tape to the accounting records or ESS by inspecting the trial balance report from ESS and determine that the date of funding agrees to the funded date for that ID in the ESS report.

b.	Recalculate months since advance date for each selection in the Sample Group pertaining to the Thrivest assets and agree to the Data Tape information.

c.	Compare the Raw Claim Type as shown in the Data Tape to the accounting records.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal servicing or accounting system Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 14% of the Eligible Receivable Balance;

b.	The aggregate Outstanding Principal servicing or accounting system Balance of all Receivables related to unique obligors does not exceed 2% of the Eligible Receivable Balance;

c.	The aggregate Outstanding Principal servicing or accounting system Balance of all litigation Receivables does not exceed 67% of the Eligible Receivable Balance;

d.	The aggregate Outstanding Principal servicing or accounting system Balance of all medical Receivables does not exceed 45% of the Eligible Receivable Balance;

e.	The aggregate Outstanding Principal servicing or accounting system Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 42% of the aggregate Eligible Receivable Balance

f.	The aggregate Outstanding Principal servicing or accounting system Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 40% of the of the aggregate Eligible Receivable Balance

g.	The aggregate Outstanding Principal servicing or accounting system Balance of all Receivables originated by ProMed must constitute a minimum of 30% of the aggregate Eligible Receivable Balance

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

4.	Recalculate amounts reported as exclusions in the Summary tab to determine that:

a.	The Outstanding Principal servicing or accounting system Balance related to a single plaintiff does not exceed $525,000;

b.	The weighted average age of all Receivables does not exceed 5 months based on the most recent advance date;

c.	The average Outstanding Principal servicing or accounting system Balance of all Receivables is less than $8,500;

d.	The oldest advance does not exceed 105 months from the date of the most recent funding date

5.	For the ProMed medical receivable assets, Confirm or Compare the Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from the servicing system (excluding MRI assets). For the Thrivest medical and litigation receivable assets, Compare the Raw Primary Carrier as shown in the Data Tape to the accounting records.

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	Agree the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.

b.	Recalculate the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy.

i.	PPM Bracket Items – This tab lists the items to be tested and the corresponding page number in the Preliminary PPM and Final Private Placement Memorandum.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type

iii.	Principal Balance per Unique Obligor

iv.	Injury Type

v.	Payment Source

vi.	NAIC

vii.	Law Firm

viii.	Month from Earliest Advance
ix.	Month from Most Recent Advance

x.	Case Worth Ratio

xi.	Plaintiff State

For the Medical Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type

iii.	Principal Balance per Unique Obligor

iv.	Injury Type

v.	Payment Source

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

vi.	NAIC

vii.	Law Firm

viii.	Month from Earliest Advance.

ix.	Month from Most Recent Advance
x.	Case Worth Ratio

xi.	Main Modality

xii.	Medical Service Provider (“MSP”)

xiii.	MSP State

7.	Agree the values in the PPM Bracket Items table in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in the Preliminary PPM and Final Private Placement Memorandum.

8.	Agree the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM.

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool

b.	Advance Type

c.	Principal Balance per Unique Obligor

d.	Injury Type

e.	Payment Source

f.	NAIC

g.	Law Firm

h.	Month from Earliest Advance.

i.	Month from Most Recent Advance

j.	Case Worth Ratio

k.	Plaintiff State

For the Medical Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool

b.	Advance Type

c.	Principal Balance per Unique Obligor

d.	Injury Type

e.	Payment Source

f.	NAIC

g.	Law Firm

h.	Month from Earliest Advance.

i.	Month from Most Recent Advance

j.	Case Worth Ratio

k.	Main Modality

l.	Medical Service Provider (“MSP”)

m.	MSP State

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

A. Data Integrity Review

The Client provided a month-end electronic data file as of May 31, 2021 for all Pledged Receivables. The Consultants judgmentally selected a sample of 15 litigation assets with an advance amount in excess of $2,000, 15 litigation assets with an advance amount of $2,000 or lower, 5 medical assets with an advance amount in excess of $2,000, and 5 medical assets with an advance amount of $2,000 or lower (a total of 40 loans – “Sample Group”).

All 40 pledged Receivables were tested according to the requested Scope procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1 and A.1.1.

The Consultants noted the following results amongst the sampled 40 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY REVIEW			SAMPLE SIZE	EXCEPTIONS FOUND	%
1.
I. ProMed Medical Receivable Assets
	a.	Confirm the claimant/attorney/medical gross advance amount per Funding Worksheet to the principal amount per the Data Tape	7	0	0%
	b.	Compare the claimant/attorney/medical funded date reported in the Data Tape to the Factor Fox Servicing System (“FFS”)	7	0	0%
	c.	Confirm gross advance amount reported in the Data Tape to the Funding Worksheet and proof of payment	7	0	0%
II. Thrivest Medical and Litigation Receivable Assets
	a.	Confirm the contract advance amount per the legal contract to the principal amount per the Data Tape	33	0	0%
	b.	Compare the claimant/medical funded date reported in the Data Tape to the accounting system	33	0	0%
	c.	Compare advance type per the Data Tape to Experity Servicing System or accounting records	33	0	0%
	d.	Confirm contract advance amount reported in the Data Tape to proof of payment	33	0	0%
2.
I. ProMed Medical Receivable Assets
	a.	Compare the advance date reported in the Data Tape to the Servicer records by inspecting the trial balance report from FFS and determine that the date of funding agrees to the funded date for that ID in the FFS report.	7	0	0%
	b.	Recalculate months since advance date for each selection in the Sample Group pertaining to the ProMed assets and agree to the Data Tape information.	7	0	0%
	c.	Confirm or Compare Raw Claim Type as shown in the Data Tape to the Funding Worksheet or information in FFS	7	0	0%

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

II. Thrivest Medical and Litigation Receivable Assets
a.	Compare the advance date reported in the Data Tape to the accounting records or ESS by inspecting the trial balance report from ESS and determine that the date of funding agrees to the funded date for that ID in the ESS report.	33	0	0%
b.	Recalculate months since advance date for each selection in the Sample Group pertaining to the Thrivest assets and agree to the Data Tape information.	33	0	0%
c.	Compare the Raw Claim Type as shown in the Data Tape to the accounting records	33	0	0%

1.	Perform the following to verify the existence of the Receivable asset:

I.	For ProMed medical receivable assets:

a.	The consultants Confirmed the claimant gross advance amount per Funding Worksheet to the principal amount per the Data Tape without exception.

b.	The consultants Compared the claimant funded date reported in the Data Tape to screenshots of the Factor Fox Servicing System for ProMed (“FFS”) without exception.

c.	The consultants Confirmed amount of gross advance amount reported in the Data Tape to the Funding Worksheet and the proof of payment (wire confirmation or a copy of the check) without exception.

II.	For Thrivest medical and litigation receivable assets:

a.	The consultants Confirmed the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape without exception.

b.	The consultants Compared the claimant/medical funded date reported in the Data Tape to the accounting system for Thrivest without exception.

c.	The consultants Compared advance type per the Data Tape to Thrivest’s Experity Servicing System (“ESS”) or accounting records without exception.

d.	The consultants Confirmed contract advance amount reported in the Data Tape to proof of payment (e.g., check copy, wire confirmation, bank statements or accounting system) without exception.

2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

I.	For ProMed medical receivable assets:

a.	The consultants Compared the advance date reported in the Data Tape to the Servicer records by inspecting the trial balance report from FFS and determine that the date of funding agrees to the funded date for that ID in the FFS report without exception.

b.	The consultants recalculated months since advance date for each selection in the Sample Group pertaining to the ProMed assets and agree to the Data Tape information without exception.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

c.	The consultants Confirmed or Compared the Raw Claim Type as shown in the Data Tape to the Funding Worksheet or information in FFS without exception.

II.	For Thrivest medical and litigation receivable assets:

a.	The consultants Compared the advance date reported in the Data Tape to the accounting records or ESS by inspecting the trial balance report from ESS and determine that the date of funding agrees to the funded date for that ID in the ESS report without exception.

b.	The consultants recalculated months since advance date for each selection in the Sample Group pertaining to the Thrivest assets and agree to the Data Tape information without exception.

c.	The consultants Compared the Raw Claim Type as shown in the Data Tape to the accounting records without exception.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal ESS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 14% of the Eligible Receivable Balance was recalculated without exception.

b.	The aggregate Outstanding Principal ESS Balance of all Receivables related to unique obligors does not exceed 2% of the Eligible Receivable Balance was recalculated without exception.

c.	The aggregate Outstanding Principal ESS Balance of all litigation Receivables does not exceed 67% of the Eligible Receivable Balance was recalculated without exception.

d.	The aggregate Outstanding Principal ESS Balance of all medical Receivables does not exceed 45% of the Eligible Receivable Balance was recalculated without exception.

e.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 42% of the aggregate Eligible Receivable Balance was recalculated without exception.

f.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 40% of the of the aggregate Eligible Receivable Balance was recalculated without exception.

g.	The aggregate Outstanding Principal ESS Balance of all Receivables originated by ProMed must constitute a minimum of 30% of the aggregate Eligible Receivable Balance was calculated without exception.

As noted above, all recalculations were completed without exception. See Exhibit A.2.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

4. Recalculate amounts reported as exclusions in the Summary tab to determine that (see results below):

a.	The Outstanding Principal ESS Balance related to a single plaintiff does not exceed $525,000 was recalculated without exception.

b.	The weighted average age of all Receivables does not exceed 5 months based on the most recent advance date was recalculated without exception.

c.	The average Outstanding Principal ESS Balance of all Receivables is less than $8,500 was recalculated without exception.

d.	The oldest advance does not exceed 105 months from the date of the most recent funding date was recalculated without exception.

As noted above, all recalculations were completed without exception. See Exhibit A.2.

5.	For the 7 ProMed medical receivable assets, the consultants Confirmed or Compared the Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from FFS (excluding MRI assets) without exception. For the 33 Thrivest medical and litigation receivable assets, the consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records without exception.

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
ProMed Medical Receivable Assets: Confirm or Compare Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from FFS	7	0	0%
Thrivest Medical and Litigation Receivable Assets: Compare Raw Primary Carrier as shown in the Data Tape to the accounting records	33	0	0%

I.	For Promed medical receivable assets:

a.	The consultants Confirmed or Compared the Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from FFS without exception.

II.	For Thrivest medical and litigation receivable assets:

a.	The consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records without exception.

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	The consultants agreed the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape without exception.

b.	The consultants recalculated the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy without exception.

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

i.	PPM Bracket Items – This tab lists the items to be tested and the corresponding page number in the Preliminary PPM and Final PPM.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type

iii.	Principal Balance per Unique Obligor

iv.	Injury Type

v.	Payment Source

vi.	NAIC

vii.	Law Firm

viii.	Month from Earliest Advance

ix.	Month from Most Recent Advance

x.	Case Worth Ratio

xi.	Plaintiff State

The above Litigation Strats were recalculated without exception.

For the Medical Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type

iii.	Principal Balance per Unique Obligor

iv.	Injury Type

v.	Payment Source

vi.	NAIC

vii.	Law Firm

viii.	Month from Earliest Advance.

ix.	Month from Most Recent Advance

x.	Case Worth Ratio

xi.	Main Modality

xii.	Medical Service Provider (“MSP”)

xiii.	MSP State

The above Medical Strats were recalculated without exception.

7.	The consultants agreed the values in the PPM Bracket Items table in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in the Preliminary PPM and Final PPM without exception.

8.	The consultants agreed the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM without exception.

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool

b.	Advance Type

c.	Principal Balance per Unique Obligor

d.	Injury Type

Experity Ventures LLC TVEST 2021A, LLC, TVE Securitization, Series 2021-A	Consulting Report

e.	Payment Source

f.	NAIC

g.	Law Firm

h.	Month from Earliest Advance.

i.	Month from Most Recent Advance

j.	Case Worth Ratio

k.	Plaintiff State

The above Litigation Strats were agreed as per the aforementioned without exception.

For the Medical Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool

b.	Advance Type

c.	Principal Balance per Unique Obligor

d.	Injury Type

e.	Payment Source

f.	NAIC

g.	Law Firm

h.	Month from Earliest Advance.

i.	Month from Most Recent Advance

j.	Case Worth Ratio

k.	Main Modality

l.	Medical Service Provider (“MSP”)

m.	MSP State

The above Medical Strats were agreed as per the aforementioned without exception.

TVEST 2021A, LLC - TVEST Securitization Series 2021-A Data Integrity test May 30, 2021	Exhibit A.1 Medical Rec.

TVEST 2021A, LLC - TVEST Securitization Series 2021-A Data Integrity test May 30, 2021	Exhibit A.1.1 Lit. Rec.